Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Trading portfolio assets	£ 113,337	£ 104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial assets	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Liabilities
Trading portfolio liabilities	(35,212)	(36,614)
Financial liabilities designated at fair value	(204,446)	(217,741)
Derivative financial liabilities	(228,940)	(219,592)
Barclays Bank Group [member]
Assets
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial assets	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Total assets	10,022	13,842
Liabilities
Trading portfolio liabilities	(35,212)	(36,614)
Financial liabilities designated at fair value	(204,446)	(217,741)
Derivative financial liabilities	(228,940)	(219,592)
Total liabilities	(4,332)	(5,007)
At fair value [member]
Liabilities
Financial liabilities designated at fair value	(204,446)	(217,741)
At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	113,337	104,038
Financial assets at fair value through the income statement	129,470	145,250
Derivative financial assets	229,641	222,683
Financial assets at fair value through other comprehensive income	45,406	44,994
Investment property	13	9
Total assets	517,867	516,974
Liabilities
Trading portfolio liabilities	(35,212)	(36,614)
Financial liabilities designated at fair value	(204,446)	(217,741)
Derivative financial liabilities	(228,940)	(219,592)
Total liabilities	(468,598)	(473,947)
Level 1 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	59,968	51,029
Financial assets at fair value through the income statement	10,300	8,918
Derivative financial assets	5,439	6,813
Financial assets at fair value through other comprehensive income	11,577	15,751
Investment property	0	0
Total assets	87,284	82,511
Liabilities
Trading portfolio liabilities	(19,645)	(19,401)
Financial liabilities designated at fair value	(82)	(76)
Derivative financial liabilities	(5,305)	(6,152)
Total liabilities	(25,032)	(25,629)
Level 2 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	51,105	49,396
Financial assets at fair value through the income statement	115,008	131,682
Derivative financial assets	221,048	210,655
Financial assets at fair value through other comprehensive income	33,400	28,888
Investment property	0	0
Total assets	420,561	420,621
Liabilities
Trading portfolio liabilities	(15,567)	(17,210)
Financial liabilities designated at fair value	(204,021)	(217,404)
Derivative financial liabilities	(219,646)	(208,697)
Total liabilities	(439,234)	(443,311)
Level 3 of fair value hierarchy [member] | At fair value [member] | Barclays Bank Group [member]
Assets
Trading portfolio assets	2,264	3,613
Financial assets at fair value through the income statement	4,162	4,650
Derivative financial assets	3,154	5,215
Financial assets at fair value through other comprehensive income	429	355
Investment property	13	9
Total assets	10,022	13,842
Liabilities
Trading portfolio liabilities	0	(3)
Financial liabilities designated at fair value	(343)	(261)
Derivative financial liabilities	(3,989)	(4,743)
Total liabilities	£ (4,332)	£ (5,007)